CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (LOSS)
Issuance of common shares upon IPO, issuance costs	$ 6,317
Unrealized gain on marketable securities, net of tax effect of nil
Transfer to statement of operations of realized gain on available-for-sale-investment, net of tax effect of nil